Salaries and payroll taxes - Summary of salaries and payroll taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Provision for bonuses and incentives	$ 23,450	$ 12,657
Salaries and social security contributions	9,206	4,898
Total current salaries and payroll taxes	$ 32,656	$ 17,555